Franchising and Marketing Activities - Change in Number of Franchised and Company Owned Outlets (Details)	12 Months Ended
	Dec. 31, 2011 franchisedandcompanyownedoffices	Dec. 31, 2010 franchisedandcompanyownedoffices	Dec. 31, 2009 franchisedandcompanyownedoffices
Change in Number of Franchised and Company Owned Outlets [Roll Forward]
Number of offices, ending balance	724	746	758
Real Estate Franchise Services [Member]
Change in Number of Franchised and Company Owned Outlets [Roll Forward]
Number of offices, beginning balance	13,939	13,765	14,794
Additions	335	1,269	452
Terminations and closures	(992)	(1,095)	(1,481)
Number of offices, ending balance	13,282	13,939	13,765
Company Owned Brokerage Services [Member]
Change in Number of Franchised and Company Owned Outlets [Roll Forward]
Number of offices, beginning balance	746	758	835
Additions	10	20	7
Terminations and closures	(32)	(32)	(84)
Number of offices, ending balance		746	758